Schedule of Investments (unaudited) August 31, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services — 0.2%
Bank of America Corp., (SOFR + 1.32%), 2.69%, 04/22/32(a)	$6,312	$6,559,817

Education — 0.1%
Chapman University, 3.00%, 04/01/51	2,100	2,118,093
University of Southern California, 3.03%, 10/01/39	650	709,793

		2,827,886

Health Care Providers & Services — 0.4%
Kaiser Foundation Hospitals, 3.00%, 06/01/51	13,579	14,242,796

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	7,915	7,684,547

Total Corporate Bonds — 0.9% (Cost: $30,442,215)		31,315,046

Municipal Bonds

California — 77.7%

County/City/Special District/School District — 32.9%
Butte-Glenn Community College District, GO, Series A, Election 2016, 5.25%, 08/01/46	12,360	15,369,413
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	1,375	1,703,254
Series A, 5.00%, 09/02/44	675	824,870
Series A, 5.00%, 09/02/48	675	809,372
Cerritos Community College District, GO, Series A, 4.00%, 08/01/44	35,000	38,168,900
Chabot-Las Positas Community College District, GO, 5.00%, 08/01/24	4,500	5,137,470
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	1,244,510
Series B, 3.92%, 09/01/31	3,410	3,834,920
Series B, 3.97%, 09/01/32	1,880	2,111,090
Series B, 4.02%, 09/01/33	2,070	2,321,981
City & County of San Francisco California, COP, Series A, 4.00%, 04/01/42	8,700	10,022,661
City & County of San Francisco California, GO 4.00%, 06/15/33	5,580	6,818,481
Series D-1, 4.00%, 06/15/45	5,165	6,034,270
City of Huntington Beach California, Refunding RB, 2.32%, 06/15/30	2,750	2,820,015
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	3,800	3,818,734
City of San Jose California Hotel Tax Revenue, RB, 6.50%, 05/01/42	2,395	2,405,801
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(b)	26,425	23,412,021
County of Los Angeles California, RB, 4.00%, 06/30/22	75,000	77,427,750
County of Riverside California, RB, 2.00%, 06/30/22	75,000	76,185,000
County of Santa Clara California, GO, Series B, Election 2008, 4.00%, 08/01/42	14,995	15,467,043
Fremont Unified School District/Alameda County California, GO, Series A, 4.00%, 08/01/24(c)	65,000	70,670,600
Fremont Union High School District, GO 4.00%, 08/01/44	35,000	38,184,300

Security	Par (000)	Value

County/City/Special District/School District (continued)
Fremont Union High School District, GO (continued)
Series A, 4.00%, 08/01/46	$13,875	$16,093,196
Glendale Community College District, GO, Series A, Election 2016, 5.25%, 08/01/41	10,450	13,062,187
Grossmont-Cuyamaca Community College District, Series B, Election 2012, 5.00%, 08/01/44	30,215	37,722,823
Grossmont-Cuyamaca Community College District, GO, Series C, 4.00%, 08/01/46	4,250	5,118,573
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.25%, 08/01/42	5,000	6,235,750
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	15,570	17,638,007
Long Beach Community College District, Refunding GO, Series E, 5.00%, 11/01/24(c)	1,030	1,185,468
Los Altos Elementary School District, Refunding GO, Series A-1, Election 2014, 4.00%, 08/01/44	5,000	5,758,200
Los Angeles Community College District, GO Series G, 5.00%, 08/01/24(c)	1,205	1,373,351
Series K, 4.00%, 08/01/36	4,125	4,775,100
Series K, Election 2008, 4.00%, 08/01/37	10,000	11,544,400
Series K, Election 2008, 4.00%, 08/01/38	20,000	23,033,200
Series K, Election 2008, 4.00%, 08/01/39	20,000	23,007,000
Los Angeles Community College District, Refunding GO 4.00%, 08/01/24(c)	2,805	3,115,429
2.11%, 08/01/32	2,590	2,653,300
Series A, 5.00%, 08/01/24(c)	500	569,820
Los Angeles County Metropolitan Transportation Authority, RB, Series A, 5.00%, 07/01/41	17,810	23,784,186
Los Angeles County Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 07/01/37	19,235	23,879,098
Series A, 5.00%, 07/01/44	25,885	32,640,208
Marin Healthcare District, GO, Series A, Election 2013, 5.00%, 08/01/41	22,420	27,731,746
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	9,059,994
Mount San Antonio Community College District GO
Series C, 2.00%, 08/01/38	3,300	3,300,264
Series C, 2.00%, 08/01/39	3,670	3,653,118
Mount San Antonio Community College District, Refunding GO, Series A, Election 2018, 5.00%, 08/01/44	11,000	14,148,420
Mountain View-Whisman School District, GO, Series B, Election 2012, 4.00%, 09/01/26(c)	12,000	14,141,520
Orange County Local Transportation Authority, RB, 5.00%, 02/15/40	5,000	6,404,700
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	3,000	3,802,110
Pomona Redevelopment Agency Successor Agency, Refunding TA, 3.98%, 02/01/27	4,155	4,706,992
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	11,210	13,255,265
San Diego Community College District, Refunding GO, 5.00%, 08/01/41	20,000	24,073,200
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.00%, 10/01/22	27,500	28,356,350
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 4.00%, 10/15/50	15,600	18,450,120

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Diego Unified School District, RB, 4.00%, 06/30/22	$25,000	$25,809,250
San Francisco Bay Area Rapid Transit District, GO, Series A, Election 2016, 5.00%, 08/01/47	8,980	11,048,812
San Francisco Bay Area Rapid Transit District, Refunding GO, Series D, Election 2004, 4.00%, 08/01/35	5,985	6,801,234
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA Series D, 3.13%, 08/01/28	1,150	1,251,557
Series D, 3.25%, 08/01/29	1,000	1,088,380
Series D, 3.38%, 08/01/30	1,250	1,362,275
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d) Series D, 0.00%, 08/01/23	1,000	919,690
Series D, 0.00%, 08/01/31	3,000	1,862,610
San Francisco City & County Redevelopment Financing Authority, TA, Series A, (BHAC-CR MBIA), 5.75%, 08/01/37	5,000	6,782,350
San Francisco Unified School District, RB, 2.00%, 12/31/21	40,000	40,254,800
San Joaquin County Transportation Authority, Refunding RB, 5.00%, 03/01/41	17,955	21,855,006
San Jose Evergreen Community College District, GO, Series C, Election 2010, 4.13%, 09/01/24(c)	10,000	11,173,700
San Jose Financing Authority, RB, 5.75%, 05/01/42	2,010	2,018,844
San Jose Redevelopment Agency Successor Agency, Refunding TA 3.23%, 08/01/27	9,965	11,044,409
Series A-T, 3.25%, 08/01/29	8,730	9,541,977
San Jose Unified School District, GO, CAB, Series C, (NPFGC), 0.00%, 06/01/31(b)	25,000	21,946,500
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	30,000	37,792,200
San Mateo Union High School District, GO 4.00%, 09/01/23	1,000	1,078,410
Series B, 4.00%, 09/01/24	1,000	1,115,770
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/35	6,975	8,303,668
Santa Monica Community College District, GO, Series B, Election 2008, 4.00%, 08/01/24(c)	40,015	44,443,460
Vista Joint Powers Financing Authority, Refunding RB, 5.25%, 05/01/37	15,065	17,615,203

		1,114,175,656

Education — 5.8%
California Educational Facilities Authority, RB
Series A, 3.43%, 04/01/30	1,000	1,063,260
Series A, 3.56%, 04/01/31	2,000	2,130,680
California Infrastructure & Economic Development Bank, RB(d)
Series A, 4.13%, 01/01/35	1,010	1,110,647
Series A, 5.00%, 01/01/55	2,300	2,654,660
Series A-2, 5.00%, 01/01/24	720	724,874
California Infrastructure & Economic Development Bank, RB, CAB(b)
0.00%, 01/01/35	2,750	1,272,425
0.00%, 01/01/60	37,500	3,480,750
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.84%, 10/01/31	1,100	1,116,379

Security	Par (000)	Value

Education (continued)
California Municipal Finance Authority, RB 5.00%, 06/15/41(d)	$925	$1,035,214
6.00%, 07/01/44	500	555,380
5.00%, 06/15/51(d)	1,385	1,518,625
Series A, 5.50%, 08/01/34(d)	285	306,218
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/39	1,785	2,027,778
5.00%, 08/01/48	2,140	2,382,248
California Public Finance Authority, RB(d)
Series A, 5.00%, 07/01/36	385	416,593
Series A, 5.00%, 07/01/44	375	400,583
Series A, 5.00%, 07/01/54	520	547,804
Series B, 5.00%, 07/01/26	265	268,676
California School Finance Authority, RB(d) 5.00%, 06/01/40	1,420	1,605,821
5.00%, 06/01/50	2,240	2,484,093
5.00%, 06/01/59	3,565	3,920,716
Series A, 5.00%, 06/01/33	525	603,057
Series A, 5.00%, 06/01/43	525	589,470
Series A, 5.00%, 06/01/49	7,105	7,884,418
Series A, 6.00%, 07/01/51	1,500	1,762,965
Series A, 5.00%, 06/01/55	1,000	1,102,090
Series A, 5.00%, 06/01/58	3,355	3,694,492
Series A, 6.00%, 06/01/59	8,925	9,900,770
Series B, 6.00%, 06/01/31	735	722,961
California State University, Refunding RB 0.55%, 11/01/49(a)	7,500	7,528,575
Series A, 5.00%, 11/01/41	10,000	11,944,400
Series B, 1.67%, 11/01/29	9,000	9,055,710
Series D, 1.69%, 11/01/29	5,000	5,037,450
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(d)	1,035	1,234,838
California Statewide Communities Development Authority, Refunding RB(d)
Series A, 5.00%, 06/01/36	2,900	3,325,053
Series A, 5.00%, 06/01/46	4,100	4,620,126
Hastings Campus Housing Finance Authority, RB, Series A, 5.00%, 07/01/61	15,170	18,086,129
Tamalpais Union High School District, Refunding GO, 4.00%, 08/01/24(c)	1,150	1,277,270
University of California, RB, Series AV, 5.25%, 05/15/42	12,220	15,226,731
University of California, RB, BAB, 6.30%, 05/15/50	3,790	5,045,286
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	16,325	19,291,089
Series BH, 4.00%, 05/15/46	7,640	9,209,027
Series Q, 5.00%, 05/15/46	21,000	27,298,320

		195,463,651

Health — 2.8%
California Health Facilities Financing Authority, Series A, 5.00%, 11/15/38	15,075	18,704,758
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/36	2,755	3,426,669
Series A, 5.00%, 11/15/40	20,220	20,408,653
Series A, 5.25%, 11/01/41	7,000	7,059,010
California Health Facilities Financing Authority, Refunding RB 3.00%, 08/15/54(a)	19,230	21,252,804
Series A, 4.00%, 11/15/40	5,140	5,976,741
Sub-Series A-2, 5.00%, 11/01/47	5,000	7,530,000

2

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Municipal Finance Authority, Refunding RB(d) Series A, 5.00%, 11/01/39	$980	$1,128,107
Series A, 5.00%, 11/01/49	1,105	1,251,324
California Public Finance Authority, RB(d) 2.88%, 05/15/27	705	709,738
2.38%, 11/15/28	3,000	3,053,100
3.13%, 05/15/29	2,510	2,564,542
5.00%, 11/15/36	500	594,995
5.00%, 11/15/46	500	581,645
5.00%, 11/15/51	500	579,615
5.00%, 11/15/56	500	577,805

		95,399,506

Housing — 3.1%
California Community Housing Agency RB(d) 4.00%, 08/01/51	7,815	8,385,886
3.00%, 02/01/57	5,115	5,126,253
California Community Housing Agency, RB, M/F Housing(d) 4.00%, 08/01/46	2,780	3,147,933
3.00%, 08/01/56	5,055	5,230,358
Series A, 5.00%, 04/01/49	2,630	2,993,887
City & County of San Francisco California, RB, M/F Housing, (FNMA COLL), 2.55%, 07/01/39	21,506	22,868,405
CMFA Special Finance Agency VII RB(d) 4.00%, 08/01/47	4,635	5,053,587
3.00%, 08/01/56	8,630	8,798,457
CMFA Special Finance Agency VIII RB(d) 4.00%, 08/01/47	5,115	5,583,329
3.00%, 08/01/56	7,675	7,890,360
CSCDA Community Improvement Authority RB(d) 2.45%, 02/01/47	2,530	2,532,530
3.00%, 02/01/57	6,330	6,449,637
CSCDA Community Improvement Authority, RB, M/F Housing(d) 2.65%, 12/01/46	5,860	5,981,419
4.00%, 07/01/56	4,775	5,156,666
3.00%, 12/01/56	4,840	4,974,504
Series A, 5.00%, 07/01/51	4,070	4,796,129

		104,969,340

State — 2.4%
California State Public Works Board, RB Series B, 4.00%, 05/01/46	10,500	12,507,810
Series C, 5.00%, 11/01/44	29,985	38,668,956
Series I, 5.25%, 11/01/32	1,115	1,234,104
Series I, 5.50%, 11/01/33	2,315	2,573,724
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/33	10,000	12,225,200
State of California, Refunding GO, 5.00%, 10/01/39	10,000	12,895,000

		80,104,794

Tobacco — 3.2%
California County Tobacco Securitization Agency, Refunding RB 5.00%, 06/01/50	1,110	1,317,448
Series A, 5.00%, 06/01/36	2,410	2,435,884
Series A, 5.00%, 06/01/47	2,595	2,622,377
Series A, 4.00%, 06/01/49	1,540	1,816,245

Security	Par (000)	Value

Tobacco (continued)
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(b)	$15,770	$3,197,525
California Statewide Financing Authority, RB, CAB, Series D, 0.00%, 06/01/55(b)(d)	16,500	1,125,630
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	12,125	12,527,550
Series A-2, 5.00%, 06/01/47	55,680	57,525,792
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	4,905	5,237,902
Silicon Valley Tobacco Securitization Authority, RB, CAB, Series D, 0.00%, 06/01/56(b)	29,500	2,843,505
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	15,435	19,034,958

		109,684,816

Transportation — 11.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	1,000	1,231,320
California Infrastructure & Economic Development Bank, RB, Series A, AMT, 0.20%, 01/01/50(a)(d)	21,890	21,879,361
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	6,605	7,643,636
City of Long Beach California Harbor Revenue, Series A, 5.00%, 05/15/44	10,000	12,736,700
City of Long Beach California Harbor Revenue, Refunding RB, Series A, AMT, 5.00%, 05/15/22	800	827,080
City of Los Angeles Department of Airports, ARB Series A, AMT, 5.00%, 05/15/40	6,615	7,605,729
Series A, AMT, 5.00%, 05/15/42	23,725	28,677,119
Series B, AMT, 5.00%, 05/15/41	18,710	22,261,906
Series D, AMT, 5.00%, 05/15/41	8,850	10,169,624
Sub-Series A, AMT, 5.00%, 05/15/42	10,100	11,932,443
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.00%, 05/15/36	11,260	14,617,056
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	10,000	12,316,700
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	20,000	23,908,400
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/39	5,125	5,706,483
Series A, AMT, 5.00%, 05/01/40	14,000	15,587,740
Series A, AMT, 5.00%, 05/01/42	29,480	35,607,123
Series A, AMT, 5.00%, 05/01/44	10,125	11,250,293
Series A, AMT, 5.00%, 05/01/49	8,000	9,844,640
Series E, AMT, 5.00%, 05/01/38	9,025	11,276,918
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB Series A, AMT, 5.25%, 05/01/42	40,370	49,468,187
Series B, AMT, 5.00%, 05/01/41	23,960	28,378,224
San Francisco Municipal Transportation Agency, RB Series C, 4.00%, 03/01/46	18,000	21,735,900
Series C, 5.00%, 03/01/51	19,510	25,288,472

		389,951,054

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 16.0%
California Statewide Communities Development Authority, Refunding RB, 1.68%, 02/01/29	$1,000	$1,007,580
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	20,000	24,832,800
City of Los Angeles California Wastewater System Revenue, Refunding RB Series A, 5.00%, 06/01/43	10,000	12,558,300
Series C, 5.00%, 06/01/35	4,520	5,289,168
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	8,061,855
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 4.00%, 11/01/30	19,910	23,427,102
Contra Costa Water District Refunding RB, Series W, 4.00%, 10/01/46	14,440	17,528,860
East Bay Municipal Utility District Water System Revenue, RB, Series A, 4.00%, 06/01/45	4,885	5,655,413
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 06/01/37	7,160	8,357,438
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	18,500	23,141,650
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	52,860	63,623,272
Series A, 5.25%, 07/01/44	10,650	13,146,360
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	16,105	18,844,622
Metropolitan Water District of Southern California, Refunding RB
2.50%, 07/01/25	1,115	1,207,958
5.00%, 01/01/38	7,000	8,934,590
Series A, 5.00%, 10/01/35	5,000	5,141,200
Series E, Refunding RB, 0.16%, 07/01/37(a)	8,625	8,778,887
Northern California Power Agency, RB, BAB, Series A, 7.31%, 06/01/40	2,150	3,271,333
Sacramento Municipal Utility District, RB Series G, 5.00%, 08/15/38	22,390	29,089,312
Series G, 5.00%, 08/15/41	20,000	25,814,200
San Diego County Water Authority, Refunding RB, 5.00%, 11/01/22(c)	2,745	2,901,163
San Diego Public Facilities Financing Authority, Refunding RB Series A, 5.00%, 05/15/36	5,000	6,020,000
Series A, 5.00%, 05/15/38	13,595	16,338,879
Series A, 4.00%, 08/01/39	2,515	3,073,883
Series A, 4.00%, 08/01/40	2,000	2,430,660
Series B, 5.00%, 08/01/38	16,460	19,827,222
Series A, Subordinate, 5.00%, 08/01/43	33,820	42,155,954
Series A, Subordinate, 5.25%, 08/01/47	15,180	19,138,640
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	17,010	17,665,565
San Mateo Foster City Public Financing Authority, RB, 5.00%, 08/01/25	24,375	28,877,063

Security	Par (000)	Value

Utilities (continued)
Southern California Public Power Authority, Refunding RB, 5.00%, 07/01/30	$41,400	$45,940,752
State of California Department of Water Resources, Refunding RB Series AW, 4.00%, 12/01/34	24,000	28,216,800
Series BC, 1.32%, 12/01/28	4,000	3,982,960

		544,281,441

Total Municipal Bonds in California		2,634,030,258

Guam(e) — 0.2%

State — 0.2%
Territory of Guam, Refunding RB
Series F, 4.00%, 01/01/36	2,480	2,906,560
Series F, 4.00%, 01/01/42	3,170	3,623,976

Total Municipal Bonds in Guam		6,530,536

Illinois — 1.2%

County/City/Special District/School District — 1.2%
Chicago Board of Education, GO, 6.32%, 11/01/29	3,650	4,470,958
Chicago Board of Education, GO, BAB 6.04%, 12/01/29	7,590	8,920,299
6.14%, 12/01/39	13,850	17,247,128
6.52%, 12/01/40	8,075	10,507,352

Total Municipal Bonds in Illinois		41,145,737

New York — 0.0%

Utilities — 0.0%
Puerto Rico Electric Power Authority, 3rd Series, 5.40%, 01/01/21(a)(f)(g)	593	550,793

Puerto Rico — 8.0%

State — 4.8%
Commonwealth of Puerto Rico GO 5.25%, 07/01/22	940	881,612
5.25%, 07/01/26	330	309,502
5.13%, 07/01/31	3,340	3,132,536
5.38%, 07/01/33	1,025	961,332
6.00%, 07/01/38	1,630	1,548,500
Commonwealth of Puerto Rico Refunding GO 5.00%, 07/01/18	470	444,150
5.50%, 07/01/18	1,025	968,625
5.50%, 07/01/32	1,170	1,097,326
6.00%, 07/01/34	955	907,250
8.00%, 07/01/35	27,405	23,262,707
5.50%, 07/01/39	8,805	7,880,475
6.00%, 07/01/39	4,440	4,218,000
5.00%, 07/01/41	10,545	9,029,156
5.75%, 07/01/41	1,110	1,027,722
Commonwealth of Puerto Rico, Refunding GO, Series A, 5.00%, 07/01/41(f)(g)	1	1,113
Puerto Rico Public Buildings Authority Refunding RB (GTD), 5.25%, 07/01/24	500	519,792
(GTD), 10.00%, 07/01/34	1,045	1,186,075
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	38,748	44,354,448
Series A-1, Restructured, 5.00%, 07/01/58	16,743	19,350,722
Series A-2, Restructured, 4.33%, 07/01/40	11,004	12,436,433

4

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.54%, 07/01/53	$114	$129,269
Series A-2, Restructured, 4.78%, 07/01/58	15,623	17,865,525
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	989,539
Series A-1, Restructured, 0.00%, 07/01/31	1,330	1,090,999
Series A-1, Restructured, 0.00%, 07/01/33	1,909	1,432,685
Series A-1, Restructured, 0.00%, 07/01/46	8,062	2,681,502
Series A-1, Restructured, 0.00%, 07/01/51	12,267	2,954,630
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,918,701

		162,580,326

Tobacco — 0.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(b)	150,000	9,663,000

Utilities — 2.9%
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(f)(g)	4,130	4,052,562
Series A, 7.00%, 07/01/33(f)(g)	2,230	2,244,867
Series A, 6.75%, 07/01/36(f)(g)	7,630	7,680,869
Series A, 5.00%, 07/01/42(f)(g)	8,830	8,664,437
Series A, 7.00%, 07/01/43(f)(g)	955	961,367
Series A-3, 10.00%, 07/01/19(f)(g)	2,137	2,243,338
Series B-3, 10.00%, 07/01/19(f)(g)	2,137	2,243,338
Series C-1, 5.40%, 01/01/18(f)(g)	5,870	5,448,004
Series C-2, 5.40%, 07/01/18(f)(g)	5,871	5,448,886
Series C-4, 5.40%, 07/01/20(f)(g)	593	550,793
Series CCC, 5.25%, 07/01/26(f)(g)	1,680	1,648,500
Series CCC, 5.25%, 07/01/28(f)(g)	955	937,094
Series D-4, 7.50%, 07/01/20	1,638	1,648,921
Series TT, 5.00%, 07/01/25(f)(g)	480	471,000
Series TT, 5.00%, 07/01/26(f)(g)	1,285	1,260,906
Series WW, 5.50%, 07/01/19(f)(g)	3,405	3,341,157
Series WW, 5.38%, 07/01/24(f)(g)	875	858,594
Series WW, 5.25%, 07/01/33(f)(g)	885	868,406
Series WW, 5.50%, 07/01/38(f)(g)	1,170	1,148,063
Series XX, 5.25%, 07/01/27(f)(g)	645	632,906
Series XX, 5.25%, 07/01/35(f)(g)	400	392,500
Series XX, 5.75%, 07/01/36(f)(g)	555	544,594
Series XX, 5.25%, 07/01/40(f)(g)	11,490	11,274,562
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,150	2,109,688
Series AAA, 5.25%, 07/01/27	6,540	6,417,375
Series AAA, 5.25%, 07/01/28	4,690	4,602,062
Series AAA, 5.25%, 07/01/29	530	520,063
Series BBB, 5.40%, 07/01/28	2,805	2,700,690
Series UU, 1.00%, 07/01/19(a)	355	315,790
Series UU, 1.16%, 07/01/19(a)	395	351,372

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB(f)(g) (continued)
Series UU, 1.00%, 07/01/20(a)	$3,175	$2,824,321
Series UU, 0.80%, 07/01/31(a)	3,765	3,349,156
Series ZZ, 5.00%, 07/01/17	925	907,656
Series ZZ, 5.25%, 07/01/19	2,945	2,889,781
Series ZZ, 5.25%, 07/01/24	1,990	1,952,688
Series ZZ, 5.00%, 07/01/28	990	971,438
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	4,060	3,909,021

		98,386,765

Total Municipal Bonds in Puerto Rico		270,630,091

Total Municipal Bonds — 87.1% (Cost: $2,742,812,127)		2,952,887,415

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 10.3%

County/City/Special District/School District — 2.2%
Irvine Ranch Water District, COP, 5.00%, 03/01/46	19,330	23,264,042
Ohlone Community College District, GO, Series B, 4.00%, 08/01/24(c)	47,250	52,479,157

		75,743,199

Education — 3.6%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	35,250	44,509,822
University of California, RB, Series M, 5.00%, 05/15/42	20,000	24,464,200
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	41,740	52,446,310

		121,420,332

State — 0.7%
State of California, Refunding GO, 5.25%, 10/01/39	18,150	21,891,260

Utilities — 3.8%
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	27,045	33,372,160

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	$36,105	$44,390,383
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	41,405	51,535,962

		129,298,505

Total Municipal Bonds in California		348,353,296

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.3% (Cost: $312,885,948)		348,353,296

Total Long-Term Investments — 98.3% (Cost: $3,086,140,290)		3,332,555,757

	Shares

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(i)(j)	159,900,204	159,996,144

Total Short-Term Securities — 4.7% (Cost: $159,960,512)		159,996,144

Total Investments — 103.0% (Cost: $3,246,100,802)		3,492,551,901

Other Assets Less Liabilities — 1.2%		42,338,102
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.2)%		(143,160,570)

Net Assets — 100.0%		$3,391,729,433

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$153,125,894	$6,870,250	(a)	$—	$—	$—	$159,996,144	159,900,204	$2,072	$—

(a)	Represents net amount purchased (sold).

6

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	2,006	12/21/21	$267,613	$(948,531)
U.S. Long Bond	1,070	12/21/21	174,510	(760,658)
5-Year U.S. Treasury Note	1,061	12/31/21	131,257	(425,177)

				$(2,134,366)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$31,315,046	$—	$31,315,046
Municipal Bonds	—	2,952,887,415	—	2,952,887,415
Municipal Bonds Transferred to Tender Option Bond Trusts	—	348,353,296	—	348,353,296
Short-Term Securities
Money Market Funds	159,996,144	—	—	159,996,144

	$159,996,144	$3,332,555,757	$—	$3,492,551,901

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,134,366)	$—	$—	$(2,134,366)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $143,144,977 are categorized as Level 2 within the fair value hierarchy.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock California Municipal Opportunities Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

ST	Special Tax

TA	Tax Allocation

8